Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 4.2	$ 4.7	$ 4.6	$ 8.9	$ 9.2